LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2018
SHORT-TERM AND LONG-TERM DEBT [Abstract]
Schedule of Long-Term Debt

		December 31,	December 31,
As at	Maturity date	2018	2017
Credit facilities
$1,400 million unsecured extendible revolving(a)	15-May-2023	$964.7	$219.1
US$300 million unsecured extendible revolving(b)	15-May-2022	287.8	—
Acquisition credit facility	6-Jan-2020	113.2	—
US$1,200 million revolving credit facility(g)	28-Dec-2021	1,637.0	—
Medium-term notes (MTNs)
$175 million Senior unsecured - 4.60 percent	15-Jan-2018	—	175.0
$200 million Senior unsecured - 4.55 percent	17-Jan-2019	200.0	200.0
$200 million Senior unsecured - 4.07 percent	1-Jun-2020	200.0	200.0
$350 million Senior unsecured - 3.72 percent	28-Sep-2021	350.0	350.0
$300 million Senior unsecured - 3.57 percent	12-Jun-2023	300.0	300.0
$200 million Senior unsecured - 4.40 percent	15-Mar-2024	200.0	200.0
$300 million Senior unsecured - 3.84 percent	15-Jan-2025	299.9	299.9
$100 million Senior unsecured - 5.16 percent	13-Jan-2044	100.0	100.0
$300 million Senior unsecured - 4.50 percent	15-Aug-2044	299.8	299.8
$350 million Senior unsecured - 4.12 percent	7-Apr-2026	349.8	349.8
$200 million Senior unsecured - 3.98 percent	4-Oct-2027	199.9	199.9
$250 million Senior unsecured - 4.99 percent	4-Oct-2047	250.0	250.0
WGL and Washington Gas medium-term notes
US$500 million Senior unsecured - 2.25 to 4.76 percent	Jan - Nov 2019	682.1	—
US$250 million Senior unsecured - 2.88 percent	12-Mar-2020	341.1	—
US$20 million Senior unsecured - 6.65 percent	20-Mar-2023	27.3	—
US$40.5 million Senior unsecured - 5.44 percent	11-Aug-2025	55.3	—
US$53 million Senior unsecured - 6.62 to 6.82 percent	Oct - 2026	72.3	—
US$72 million Senior unsecured - 6.40 to 6.57 percent	Feb - Sep 2027	98.2	—
US$52 million Senior unsecured - 6.57 to 6.85 percent	Jan - Mar 2028	70.9	—
US$8.5 million Senior unsecured - 7.50 percent	1-Apr-2030	11.6	—
US$50 million Senior unsecured - 5.70 to 5.78 percent	Jan - Mar 2036	68.2	—
US$75 million Senior unsecured - 5.21 percent	3-Dec-2040	102.3	—
US$75 million Senior unsecured - 5.00 percent	15-Dec-2043	102.3	—
US$300 million Senior unsecured - 4.22 to 4.60 percent	Sep - Dec 2044	409.3	—
US$450 million Senior unsecured - 3.80 percent	15-Sep-2046	613.9	—
SEMCO long-term debt
US$300 million SEMCO Senior secured - 5.15 percent(d)	21-Apr-2020	409.3	376.4
US$82 million CINGSA Senior secured - 4.48 percent(e)	2-Mar-2032	86.3	85.2
Debenture notes
PNG 2018 Series Debenture - 8.75 percent (c)(f)	15-Nov-2018	—	7.0
PNG 2025 Series Debenture - 9.30 percent (c)(f)	18-Jul-2025	—	13.0
PNG 2027 Series Debenture - 6.90 percent (c)(f)	2-Dec-2027	—	14.0
CINGSA capital lease - 3.50 percent	1-May-2040	0.6	0.5
CINGSA capital lease - 4.48 percent	4-Jun-2068	0.2	0.2
Fair value adjustment on WGL Acquisition (note 3)		89.0	—
		$8,992.3	$3,639.8
Less debt issuance costs		(35.2)	(14.4)
		8,957.1	3,625.4
Less current portion		(890.2)	(188.9)
		$8,066.9	$3,436.5

(a)

Borrowings on the facility can be by way of prime loans, U.S. base-rate loans, LIBOR loans, bankers' acceptances or letters of credit. Borrowings on the facility have fees and interest at rates relevant to the nature of the draw made.

(b)	Borrowings on the facility can be by way of U.S. base rate loans, U.S. prime loans, LIBOR loans, or letters of credit.
(c)

Collateral for the Secured Debentures and secured extendible revolving credit facility consisted of a specific first mortgage on substantially all of PNG's property, plant and equipment, and gas purchase and gas sales contracts, and a first floating charge on other property, assets and undertakings.

(d)	Collateral for the US$ MTNs is certain SEMCO assets.
(e)

Collateral for the CINGSA Senior secured loan is certain CINGSA assets, Alaska Storage Holding Company, LLC, a subsidiary in which AltaGas has a controlling interest, is the non-recourse guarantor of this loan.

(f)	PNG debentures totaling $33.3 million have been sold to ACI (Note 4)

Borrowings on the facility can be by way of U.S. base rate loans, U.S. prime loans, or LIBOR loans.